As filed with the Securities and Exchange Commission on May 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS
(Exact name of registrant as specified in charter)

21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.
21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Name and address of agent for service)

Copies to:
Susan Penry-Williams, Esq.
Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Registrant’s telephone number, including area code: (800) 915-6566

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at March 31, 2012 (Unaudited)

Shares	Common Stocks - 102.5%	Value

	Efficiency: 17.3%
146,000	Applied Intellectual Capital Ltd.*†^	$-
760,987	Carmanah Technologies Corp.*†	347,134
44,000	Elster Group SE - ADR*	695,640
16,000	Itron, Inc. *	726,560
4,445,888	Thermal Energy International, Inc.*†	245,149
53,700	WaterFurnace Renewable Energy, Inc.	1,091,820
		3,106,303
	Geothermal: 3.5%
31,119	Ormat Technologies, Inc.	627,048

	Hydro: 7.8%
30,453	Cia Energetica de Minas Gerais ADR	724,172
21,800	Verbund AG	663,196
		1,387,368
	Solar: 33.1%
428,500	JA Solar Holdings Co., Ltd.*	664,175
122,200	LDK Solar Co., Ltd. - ADR*	488,800
143,000	Power-One Inc.*	650,650
356,600	Renesola Ltd. - ADR*	823,746
10,560	SMA Solar Technology AG	478,572
74,900	STR Holdings, Inc.*	362,516
100,705	SunPower Corp. - Class B *	642,498
247,291	Suntech Power Holdings Co., Ltd. - ADR*	756,710
80,500	Trina Solar Ltd. - ADR*	573,965
136,500	Yingli Green Energy Holding Co., Ltd. - ADR*	494,130
		5,935,762
	Wind: 40.8%
6,200	Acciona S.A.	432,964
90,387	Boralex, Inc.*	738,537
2,946,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares *	478,004
763,000	China Longyuan Power Group Corp. - H Shares	637,672
2,967,000	China Suntien Green Energy Corp. Ltd. - H Shares	546,363
94,300	EDP Renovaveis SA*	468,614
264,600	Enel Green Power SpA	502,881
152,219	Gamesa Corporacion Tecnologica S.A.	483,380
221,100	Greentech Energy Systems*	618,184
2,264,000	Huaneng Renewables Corp. Ltd. - H Shares*	548,103

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at March 31, 2012 (Unaudited)

Shares	Common Stocks - 102.5%	Value
	Wind: 40.8% (continued)
108,400	Nordex SE*	$655,498
491,416	Theolia SA*	688,175
51,315	Vestas Wind Systems A/S*	520,554
		7,318,929

	Total Common Stocks	18,375,410
	(cost $33,674,278)

	Total Investments in Securities	18,375,410
	(cost $ $33,674,278) - 102.5%

	Liabilities in Excess of Other Assets - (2.5%)	(447,803)

	Net Assets: 100.0%	$17,927,607

* Non-income producing security.
† Illiquid. Illiquid securities represent 3.3% of net assets.
^ Fair value under direction of the Board of Trustees. Fair valued securities represent 0.0% of net assets.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at March 31, 2012 (Unaudited)

Shares	Common Stocks: 101.3%	Value

	China: 32.2%
309,000	Anhui Conch Cement Co Ltd- H Shares	$978,862
321,000	China Shenhua Energy Co., Ltd. - H Shares	1,353,768
1,209,900	db x-trackers - CSI300 INDEX ETF - 2D	997,143
490,000	Dongfang Electric Corp. Ltd. - H Shares	1,187,527
1,104,636	Guangzhou Automobile Group Co., Ltd. - H Shares	1,095,312
168,300	JA Solar Holdings Co., Ltd. - ADR*	260,865
670,000	Jiangxi Copper Co., Ltd. - H Shares	1,540,934
1,490,000	PetroChina Co., Ltd. - H Shares	2,106,766
1,714,000	Shenzhen Expressway Co., Ltd. - H Shares	706,299
1,694,000	Soho China, Ltd.	1,228,145
16,650	Sohu.com Inc.*	918,580
54,000	Trina Solar Ltd. - ADR*	385,020
396,000	Weichai Power Co., Ltd. - H Shares	1,848,549
616,800	Yanzhou Coal Mining Co., Ltd. - H Shares	1,337,563
		15,945,333
	Hong Kong: 15.8%
618,000	Chen Hsong Holdings †	202,935
1,671,000	China Liansu Group Holdings Ltd.	1,054,388
110,500	China Mobile Ltd.	1,215,912
715,000	CNOOC Ltd.	1,469,490
129,266	HSBC Holdings PLC	1,140,257
286,000	Kingboard Chemical Holdings Ltd.	999,916
958,000	Kunlun Energy Co., Ltd.	1,727,115
		7,810,013
	Indonesia: 3.7%
225,000	Indo Tambangraya Megah PT	1,069,144
2,111,000	Vale Indonesia Tbk	779,158
		1,848,302
	Malaysia: 4.2%
1,588,000	DiGi.Com Bhd	2,104,547

	Singapore: 3.4%
901,000	Sakari Resources Ltd.	1,670,045

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at March 31, 2012 (Unaudited)

Shares	Common Stocks: 101.3%	Value
	South Korea: 15.6%
9,630	Hyundai Mobis	$2,435,016
2,775	POSCO	930,674
2,350	Samsung Electronics Co., Ltd.	2,644,411
8,000	Samsung Engineering Co., Ltd.	1,708,662
		7,718,763
	Taiwan: 16.5%
98,411	HTC Corp.	1,990,593
1,039,314	Lite-On Technology Corp.	1,257,128
407,000	Novatek Microelectronics Corp. Ltd.	1,239,706
2	Shin Zu Shing Co., Ltd.	5
830,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,387,538
863,324	Wistron Corp.	1,301,663
		8,176,633
	Thailand: 9.9%
234,500	Electricity Generating PCL/Foreign	706,921
685,000	Glow Energy PCL/Foreign	1,365,559
239,000	PTT Exploration & Production PCL/Foreign	1,351,880
130,700	PTT PCL/Foreign	1,499,767
		4,924,127

	Total Common Stocks
	(cost $39,917,835)	50,197,763

	Total Investments in Securities
	(cost $39,917,835) - 101.3%	50,197,763

	Liabilities in Excess of Other Assets - (1.3%)	(634,299)

	Net Assets: 100.0%	$49,563,463

* Non-income producing security.
† Illiquid. Illiquid securities represent 0.4% of net assets.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at March 31, 2012 (Unaudited)

Industry	% of Net Assets

Coal	11.0%
Oil Company - Exploration & Production	9.2%
Auto/Truck Parts & Equipment	8.6%
Semiconductor Components - Integrated Circuits	7.3%
Oil Company - Integrated	7.3%
Electronic Components - Semiconductor	5.3%
Telecommunication Services	4.3%
Electric - Generation	4.2%
Wireless Equipment	4.0%
Engineering/R&D Services	3.5%
Metal - Copper	3.1%
Computers	2.6%
Computers - Peripheral Equipment	2.5%
Real Estate Operations/Development	2.5%
Cellular Telecommunications	2.5%
Power Converson/Supply Equipment	2.4%
Commercial Banks	2.3%
Auto-Cars/Light Trucks	2.2%
Building & Construction Products	2.1%
Chemicals - Other	2.0%
Country Fund - China	2.0%
Building Products - Air&Heating	2.0%
Steel - Producers	1.9%
Web Portals/ISP	1.8%
Non-Ferrous Metals	1.6%
Public Thoroughfares	1.4%
Energy - Alternate Sources	1.3%
Machinery	0.4%
Total Investments in Securities	101.3%
Liabilities in Excess of Other Assets	(1.3%)
Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND
Schedule of Investments
at March 31, 2012 (Unaudited)

Shares	Common Stocks: 94.2%	Value

	Australia: 2.7%
42,787	Incitec Pivot Ltd.	$139,611

	China: 14.9%
152,000	China Shanshui Cement Group Ltd.	119,986
218,000	Industrial & Commercial Bank of China - H Shares	140,644
1,560	PetroChina Co., Ltd. - ADR	219,227
171,000	Soho China Ltd.	123,975
80,000	Yanzhou Coal Mining Co., Ltd. - H Shares	173,484
		777,316
	Hong Kong: 20.9%
62,500	BOC Hong Kong Holdings Ltd.	172,638
17,000	China Mobile Ltd.	187,063
21,000	CLP Holdings Ltd.	181,185
3,924	HSBC Holdings PLC - ADR	174,186
241,000	Pacific Textile Holdings Ltd	161,380
16,600	VTech Holdings Ltd.	212,803
		1,089,255
	Indonesia: 5.5%
30,500	Indo Tambangraya Megah PT	144,928
179,500	Telekomunikasi Indonesia Tbk PT	137,413
		282,341
	Malaysia: 4.7%
185,000	DiGi.Com Bhd	245,177

	Singapore: 2.8%
10,000	United Overseas Bank Ltd.	145,977

	South Korea: 6.1%
3,220	KT&G Corp	228,488
270	POSCO	90,552
		319,040
	Taiwan: 21.3%
155,394	Compal Electronics, Inc.	174,798
60,400	Depo Auto Parts Ind Co., Ltd.	127,903
6,854	HTC Corp.	138,638
130,633	Lite-On Technology Corp.	158,010
47,000	Novatek Microelectronics Corp. Ltd.	143,160

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND
Schedule of Investments
at March 31, 2012 (Unaudited)

Shares	Common Stocks: 94.2%	Value
	Taiwan: 21.3% (continued)
12,000	St Shine Optical Co., Ltd.	$155,720
74,000	Taiwan Semiconductor Manufacturing Co., Ltd.	212,865
		1,111,094
	Thailand: 15.3%
151,400	Delta Electronics Thai PCL/Foreign	127,598
60,100	Glow Energy PCL/Foreign	119,810
67,720	PTT Global Chemical PCL/Foreign	155,855
21,200	PTT PCL/Foreign	243,267
760,600	Thai Tap Water Supply PCL/Foreign	147,929
		794,459

	Total Common Stocks	4,904,270
	(cost $4,099,146)

	Total Investments in Securities	4,904,270
	(cost $4,099,146) - 94.2%

	Other Assets less Liabilities - 5.8%	304,515

	Net Assets: 100.0%	$5,208,785

ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND
Schedule of Investments
at March 31, 2012 (Unaudited)

Industry	% of Net Assets

Commercial Banks	12.2%
Oil Company - Integrated	8.9%
Telecommunication Services	7.3%
Semiconductor Components - Integrated Circuits	6.8%
Coal	6.1%
Tobacco	4.4%
Telecommunication Equipment	4.1%
Cellular Telecommunications	3.6%
Electric - Integrated	3.5%
Computers	3.4%
Textile - Products	3.1%
Computers - Peripheral Equipment	3.0%
Chemical Diversified	3.0%
Optical Supplies	3.0%
Water	2.8%
Agricultural Chemicals	2.7%
Wireless Equipment	2.7%
Auto/Truck Parts & Equipment	2.5%
Electronic Component-Miscellaneous	2.4%
Real Estate Operations/Development	2.4%
Building Products - Air&Heating	2.3%
Electric - Generation	2.3%
Steel - Producers	1.7%
Total Investments in Securities	94.2%
Other Assets less Liabilities	5.8%
Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at March 31, 2012 (Unaudited)

Shares	Common Stocks: 100.5%	Value

	Airlines: 2.0%
1,843,000	Cathay Pacific Airways Ltd.	$3,412,809

	Auto/Truck Parts & Equipment: 5.4%
1,945,600	Weichai Power Co., Ltd. - H Shares	9,082,164

	Auto - Cars/Light Trucks: 6.5%
3,878,000	Dongfeng Motor Group Co., Ltd. - H Shares	7,001,379
4,103,078	Guangzhou Automobile Group Co. Ltd. - H Shares	4,068,443
		11,069,822
	Building Products: 4.3%
993,000	Anhui Conch Cement Co Ltd - H Shares	3,145,663
6,705,000	China Liansu Group Holdings Ltd.	4,230,801
		7,376,464
	Cellular Telecommunications: 3.9%
601,000	China Mobile Ltd.	6,613,241

	Chemicals - Other: 2.1%
1,026,000	Kingboard Chemical Holdings Ltd.	3,587,112

	Coal: 6.0%
1,018,000	China Shenhua Energy Co Ltd - H Shares	4,293,257
2,714,200	Yanzhou Coal Mining Co., Ltd. - H Shares	5,885,884
		10,179,141
	Commercial Banks: 13.5%
1,953,000	BOC Hong Kong Holdings Ltd.	5,394,576
7,358,670	China Construction Bank Corp. - H Shares	5,685,627
113,281	Dah Sing Financial Holdings Ltd.	392,407
546,691	HSBC Holdings PLC	4,822,367
7,872,330	Industrial & Commercial Bank of China - H Shares	5,078,890
157,400	Wing Hang Bank Ltd.	1,563,754
		22,937,621
	Computers: 4.2%
7,938,000	Lenovo Group Ltd.	7,145,227

	Distribution/Wholesale: 3.1%
2,623,000	Digital China Holdings Ltd.	5,208,473

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at March 31, 2012 (Unaudited)

Shares	Common Stocks: 100.5%	Value
	Energy - Alternate Sources: 2.3%
755,000	JA Solar Holdings Co. Ltd. - ADR*	$1,170,250
460,800	Renesola Ltd. - ADR*	1,064,448
241,500	Trina Solar Ltd. - ADR*	1,721,895
		3,956,593
	Exchange Traded Funds (ETFs): 2.9%
5,945,600	db x-trackers - CSI300 INDEX ETF - 2D	4,900,083

	Gas - Distribution: 3.6%
994,000	Beijing Enterprises Holdings Ltd.	6,060,859

	Internet Application Software: 3.8%
231,000	Tencent Holdings Ltd.	6,443,150

	Machinery - General Industries: 0.7%
3,510,000	Chen Hsong Holdings †	1,152,591

	Metal - Copper: 2.9%
2,142,000	Jiangxi Copper Co., Ltd. - H Shares	4,926,389

	Oil - Integrated: 4.4%
5,234,000	PetroChina Co., Ltd. - H Shares	7,400,547

	Oil - Exploration & Production: 9.1%
3,913,000	CNOOC Ltd.	8,042,119
4,146,000	Kunlun Energy Co., Ltd.	7,474,551
		15,516,670
	Power Conversion/Supply Equipment: 2.9%
2,005,000	Dongfang Electric Corp., Ltd. - H Shares	4,859,167

	Public Thoroughfares: 1.0%
4,054,000	Shenzhen Expressway Co., Ltd. - H Shares	1,670,558

	Real Estate: 4.7%
11,103,000	Soho China Ltd.	8,049,641

	Real Estate Management/Service: 1.8%
5,945,000	Midland Holdings Ltd.	3,123,488

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at March 31, 2012 (Unaudited)

Shares	Common Stocks: 100.5%	Value
	Retail - Apparel: 0.1%
698,000	Glorious Sun Enterprises Ltd.	$237,294

	Telecommunication Equipment: 3.5%
464,000	VTech Holdings Ltd.	5,948,220

	Web Portals/ISP: 5.8%
105,040	Netease.com - ADR*	6,102,824
67,800	Sohu.com Inc.*	3,740,526
		9,843,350

	Total Common Stocks	170,700,674
	(costs $125,452,235)

	Total Investments in Securities	170,700,674
	(costs $125,452,235) - 100.5%

	Liabilities in Excess of Other Assets - (0.5%)	(822,889)

	Net Assets: 100.0%	$169,877,785

* Non-income producing security.
† Illiquid. Illiquid securities represent 0.7% of net assets.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at March 31, 2012 (Unaudited)

Shares	Common Stocks: 101.3%	Value

	Energy - Alternate Source: 1.3%
557,100	JA Solar Holdings Co. Ltd. - ADR*	$863,505
149,600	Trina Solar Ltd. - ADR*	1,066,648
		1,930,153
	Machinery-General Industries: 0.0%
91,478	Shandong Molong Petroleum Machinery Co., Ltd. - H Shares	59,135

	Oil & Gas - Drilling: 5.9%
193,570	Patterson-UTI Energy, Inc.	3,346,825
14,930	Transocean Ltd.	816,671
104,897	Unit Corp.*	4,485,396
		8,648,892
	Oil & Gas - Exploration & Production: 42.2%
1,261,200	Afren PLC*	2,691,044
49,509	Apache Corp.	4,972,684
677,083	Bayfield Energy Holdings PLC *	693,111
147,200	Canadian Natural Resources Ltd.	4,878,873
90,170	Carrizo Oil & Gas Inc.*	2,548,204
207,600	Chesapeake Energy Corp.	4,810,092
86,460	Coastal Energy Co.*	1,353,091
70,900	Devon Energy Corp.	5,042,408
260,550	Dragon Oil PLC	2,600,499
575,230	JKX Oil & Gas PLC †	1,472,118
162,100	Marathon Oil Corp.	5,138,570
147,186	Newfield Exploration Co.*	5,104,410
270,035	Nexen, Inc.	4,951,571
51,335	Noble Energy Inc.	5,019,536
72,285	Ophir Energy PLC	587,923
192,000	Pantheon Resources PLC*	25,720
234,700	Penn Virginia Corp.	1,067,885
151,100	Petrominerales Ltd.	2,810,071
514,100	SOCO International PLC*	2,433,999
88,900	Stone Energy Corp	2,541,651
80,000	Triangle Petroleum Corp.*	552,000
362,740	WesternZagros Resources Ltd.*	316,391
		61,611,851
	Oil & Gas - Field Services: 7.3%
149,800	Halliburton Co.	4,971,862
275,780	Helix Energy Solutions Group, Inc.*	4,908,884
84,900	Kentz Corp Ltd.	665,403
		10,546,149

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at March 31, 2012 (Unaudited)

Shares	Common Stocks: 101.3%	Value
	Oil & Gas - Integrated: 39.5%
694,500	BP PLC	$5,138,211
45,600	Chevron Corp.	4,890,144
69,028	ConocoPhillips	5,246,818
214,800	ENI SpA	5,039,187
204,000	Gazprom OAO - ADR	2,488,800
84,343	Hess Corp.	4,972,020
139,238	OMV AG	4,948,976
3,588,000	PetroChina Co., Ltd. - H Shares	5,073,207
134,320	Royal Dutch Shell PLC - Class A	4,702,517
191,350	Statoil ASA	5,194,734
163,476	Suncor Energy, Inc.	5,341,303
95,700	Total SA	4,880,791
		57,916,708
	Oil Refining & Marketing: 5.1%
59,950	Marathon Petroleum Corp.	2,599,432
189,099	Valero Energy Corp.	4,873,081
		7,472,513

	Total Common Stocks	148,185,401
	(cost $145,564,680)

	Total Investments in Securities	148,185,401
	(cost $145,564,680) - 101.3%

	Liabilities in Excess of Other Assets - (1.3%)	(1,849,393)

	Net Assets: 100.0%	$146,336,008

* Non-income producing security.
† Illiquid. Illiquid securities represent 1.0% of net assets.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at March 31, 2012 (Unaudited)

Shares	Common Stocks: 100.6%	Value

	Automobile Manufacturers: 4.1%
19,940	Honda Motor Co., Ltd. - ADR	$766,294
8,740	Toyota Motor Corp. - ADR	758,807
		1,525,101
	Cable/Satellite TV: 4.1%
50,170	Comcast Corp. - Class A	1,505,602

	Commercial Banks: 7.7%
27,500	Capital One Financial Corp.	1,532,850
29,174	State Street Corp.	1,327,417
		2,860,267
	Computer Aided Design: 4.4%
58,310	Parametric Technology Corp.*	1,629,181

	Computers: 5.4%
2,400	Apple, Inc.*	1,438,728
36,660	Research In Motion Ltd.*	539,269
		1,977,997
	Diversified Manufacturing Operations: 4.0%
26,180	Danaher Corp.	1,466,080

	E-Commerce: 3.9%
39,140	eBay, Inc.*	1,443,875

	Electronics: 16.9%
51,850	Intel Corp.	1,457,763
17,110	L-3 Communications Holdings, Inc.	1,210,875
85,395	NVIDIA Corp.*	1,314,229
3,990	Samsung Electronics Co., Ltd. - GDR	2,256,345
		6,239,212
	Finance - Investment Bank/Broker: 4.1%
76,080	TD Ameritrade Holding Corp.	1,501,819

	Finance - Other Services: 3.5%
9,440	IntercontinentalExchange, Inc.*	1,297,245

	Internet Content - Information: 3.8%
110,150	Infospace, Inc.*	1,411,021

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at March 31, 2012 (Unaudited)

Shares	Common Stocks: 100.6%	Value
	Machinery: 3.7%
13,820	Roper Industries, Inc.	$1,370,391

	Medical - Biomedical: 4.1%
30,850	Gilead Sciences, Inc.*	1,507,022

	Oil & Gas Producers: 3.4%
28,280	BP PLC - ADR	1,272,600

	Prepackaged Software: 6.7%
20,890	Check Point Software Technologies*	1,333,618
39,680	Oracle Corp.	1,157,069
		2,490,687
	Retail: 3.2%
50,330	Best Buy Co., Inc.	1,191,814

	Semiconductor: 7.6%
110,990	Applied Materials, Inc.	1,380,716
92,729	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,416,899
		2,797,615
	Telecommunications: 6.8%
33,577	CenturyLink, Inc.	1,297,751
44,045	Vodafone Group PLC - ADR	1,218,725
		2,516,476
	Wireless Equipment: 3.2%
216,422	Nokia OYJ - ADR	1,188,157

	Total Common Stocks
	(cost $38,043,338)	37,192,162

	Total Investments in Securities	37,192,162
	(cost $38,043,338) - 100.6%

	Liabilities in Excess of Other Assets - (0.6%)	(232,358)

	Net Assets: 100.0%	$36,959,804

* Non-income producing security.
ADR - American Depository Receipt
GDR - Global Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON INFLATION MANAGED DIVIDEND FUND
Schedule of Investments
at March 31, 2012 (Unaudited)

Shares	Common Stocks: 95.7%	Value

	Britain: 29.0%
7,540	Aberdeen Asset Management PLC	$30,994
690	AstraZeneca PLC	30,670
5,110	Halma PLC	31,108
4,940	ICAP PLC	31,037
760	Imperial Tobacco Group PLC	30,816
4,790	Meggitt PLC	30,945
550	Reckitt Benckiser Group PLC	31,080
940	Unilever PLC	31,033
11,170	Vodafone Group PLC	30,766
880	Willis Group Holdings PLC	30,782
		309,231
	France: 8.7%
440	Danone SA	30,691
60	Sanofi	31,065
610	Total SA	31,110
		92,866
	Germany: 2.9%
460	Deutsche Boerse AG	30,951

	Hong Kong: 2.9%
560	China Mobile Ltd. - ADR	30,845

	Netherlands: 2.9%
880	Royal Dutch Shell PLC - Class A	30,809

	Spain: 2.9%
1,900	Telefonica SA	31,131

	United States: 46.4%
500	Abbott Laboratories	30,645
680	Aflac Inc.	31,273
420	Coca-Cola Co/The	31,084
420	General Dynamics Corp.	30,820
540	Illinois Tool Works Inc.	30,845
470	Johnson & Johnson	31,001
810	Kraft Foods Inc.	30,788
440	L-3 Communications Holdings Inc.	31,139

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON INFLATION MANAGED DIVIDEND FUND
Schedule of Investments
at March 31, 2012 (Unaudited)

Shares	Common Stocks: 95.7%	Value

	United States: 46.4% (continued)
910	Mattel Inc.	$30,631
960	Microsoft Corp.	30,965
470	PepsiCo Inc.	31,184
1,360	Pfizer Inc.	30,797
460	Procter & Gamble Co/The	30,917
750	Reynolds American Inc.	31,080
210	VF Corp.	30,656
500	Wal-Mart Stores Inc.	30,600
		494,425

	Total Common Stocks	1,020,258
	(cost $1,022,953)

	Total Investments in Securities	1,020,258
	(cost $1,022,953) - 95.7%

	Other Assets less Liabilities - 4.3%	45,281

	Net Assets: 100.0%	$1,065,539

ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON INFLATION MANAGED DIVIDEND FUND
Schedule of Investments
at March 31, 2012 (Unaudited)

Industry	% of Net Assets

Consumer Staples	29.0%
Financials	14.6%
Health Care	14.5%
Industrials	11.6%
Telecommunication Services	8.7%
Information Technology	5.8%
Energy	5.8%
Consumer Discretionary	5.7%
Total Investments in Securities	95.7%
Other Assets less Liabilities	4.3%
Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND
Schedule of Investments
at March 31, 2012 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 32.3%	Value

	Auto-Cars/Light Trucks: 2.8%
18,000,000	Volkswagen International Finance NV, 2.15%, 05/23/16	$2,786,841

	Food-Retail: 1.7%
10,500,000	Tesco PLC, 1.75%, 09/01/14	1,643,527

	Industrial Gases: 9.5%
60,000,000	Air Liquide Finance, 3.00%, 09/19/16	9,353,086

	Machinery: 5.7%
36,000,000	Caterpillar Financial Services Corp., 1.35%, 07/12/13	5,604,361

	Manufacturer: 1.0%
6,500,000	Singamas Container Holdings Ltd, 4.75%, 04/14/14	954,074

	Oil Company - Exploration & Production: 3.2%
20,000,000	CNPC Golden Autumn Ltd, 2.55%, 10/26/13	3,177,413

	Oil Company - Integrated: 5.5%
35,000,000	BP Capital Markets PLC, 1.70%, 09/15/14	5,449,564

	Real Estate Operator/Developer: 2.9%
18,500,000	Global Logistic Properties Ltd, 3.37%, 05/11/16	2,871,440

	Total Corporate Bonds
	(cost $32,122,537)	31,840,306

	Short-Term Investments: 22.5%
	Certificate of Deposits: 22.5%
70,000,000	Bank of China, 1.20%, 04/10/12	11,084,719
70,000,000	Bank of China, 2.50%, 04/30/12	11,084,719
	Total Certificate of Deposits	22,169,438
	(cost $21,919,582)
	Total Investments in Securities
	(cost $54,042,119) - 54.8%	54,009,744

	Cash: 41.5%
258,728,295	China Yuan (Offshore): 41.5%	40,970,435

	Other Assets less Liabilities - 3.7%	3,649,568

	Net Assets: 100.0%	$98,629,747

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2012

Note 1 – Organization
Guinness AtkinsonTM Funds (the “Trust”), was organized on April 28, 1997 as a Delaware business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”),  as an open-end management investment company.  Except for the Inflation Managed Dividend FundTM, each Fund is a non-diversified Fund.  Currently, the Trust offers eight separate series:  Guinness Atkinson Alternative Energy Fund (the “Alternative Energy Fund”), Guinness Atkinson Asia Focus Fund (the “Asia Focus Fund”), Guinness Atkinson Asia Pacific Dividend Fund (the “Asia Pacific Dividend Fund”), Guinness Atkinson China & Hong Kong Fund (the “China & Hong Kong Fund”), Guinness Atkinson Global Energy Fund (the “Global Energy  Fund”),  Guinness Atkinson Global Innovators Fund (the “Global Innovators Fund”), Guinness Atkinson Inflation Managed Dividend FundTM (the “Inflation Managed Dividend FundTM”) and Guinness Atkinson Renminbi Yuan & Bond Fund (the “Renminbi Yuan & Bond Fund”), all of which  (each a “Fund” and collectively, the “Funds”) are covered by this report.  The China & Hong Kong Fund began operations on June 30, 1994, the Asia Focus Fund began operations on April 29, 1996, the Global Innovators Fund began operations on December 15, 1998, the Global Energy Fund began operations on June 30, 2004, the Alternative Energy Fund and the Asia Pacific Dividend Fund began operations on March 31, 2006, the Renminbi Yuan & Bond Fund began operations on June 30, 2011, and the Inflation Managed Dividend FundTM begain operations on March 30, 2012

The Alternative Energy Fund and Asia Focus Fund’s investment objective is long-term capital appreciation.  The Asia Pacific Dividend Fund’s investment objective is to provide investors with dividend income and long-term capital growth.  The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.  The Global Energy Fund and Global Innovators Fund’s investment objective is long-term capital appreciation.  The Renminbi Yuan & Bond Fund’s investment objective is to seek total return.  Total return means the combination of capital appreciation and investment income, which includes changes in the value of the Renminbi, the currency of China of which the Yuan is the unit.  The Inflation Managed Dividend Fund’s investment objective is to seek a moderate level of current income and consistent dividend growth at a rate that exceeds inflation.

Note 2 – Significant accounting policies
The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading.  Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices.  Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Investment Advisor in accordance with procedures established by the Board of Trustees.  Debt securities are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  In determining fair value, the Funds take into account all relevant factors and available information.  Consequently, the price of the security used to calculate its Net Asset Value may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at different fair

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2012

value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  Short-term investments are stated at cost, combined with accrued interest, which approximates market value.  Realized gains and losses from securities transactions are calculated using the identified cost method.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period.  The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt are shown as net realized gains or losses on foreign currency transactions in the respective Fund’s statement of operations.

B.	Security Transactions. Security transactions are accounted for on the trade date.

C.
Concentration of Risk.  The Alternative Energy Fund invests substantially in the alternative energy or energy technology sectors.  The Asia Focus Fund invests substantially all of its assets in the Asian continent.  The Asia Pacific Dividend Fund invests primarily in dividend-producing equity securities of Asia Pacific companies.  The China & Hong Kong Fund invests substantially all of its assets in securities that are traded in China or Hong Kong or that are issued by companies that do a substantial part of their business in China. The Global Energy Fund invests substantially in energy companies; the changes in the prices and supplies of oil and other energy fuels may affect the Funds’ investments.  The Renminbi Yuan & Bond Fund invests in securities issued by companies economically tied to China exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions.  The consequences of political, social, or economic changes in the countries or business sectors in which the securities are offered or the issuers conduct their operations may affect the market prices of the Funds' investments and any income generated, as well as the Funds' ability to repatriate such amounts.  The Inflation Managed Dividend FundTM invests primarily in equity securities in dividend-paying companies that consistently increase their dividend payments over the medium term.

Note 3 – Federal Income Tax Information
At March 31, 2012, gross unrealized appreciation and (depreciation) on investments were as follows:

	Alternative Energy Fund	Asia Focus Fund	Asia Pacific Dividend Fund	China & Hong Kong Fund
Cost of investments	$33,674,278	$39,917,835	$4,099,146	$125,452,235
Gross unrealized appreciation	744,260	14,422,679	1,011,101	61,527,614
Gross unrealized depreciation	(16,043,127)	(4,142,751)	(205,977)	(16,279,174)
Net unrealized appreciation (depreciation) on investments	(15,298,867)	10,279,928	805,124	45,248,440

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2012

	Global Energy Fund	Global Innovators Fund	Inflation Managed Dividend FundTM	Renminbi Yuan & Bond Fund
Cost of investments	$145,564,680	$38,043,338	$1,022,953	$54,042,119
Gross unrealized appreciation	17,420,682	5,300,999	-	372,928
Gross unrealized depreciation	(14,799,961)	(6,152,176)	(2,695)	(405,303)
Net unrealized appreciation (depreciation) on investments	2,620,721	(851,177)	(2,695)	(32,375)

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Note 4 – Fair Value Measurements and Disclosures
Fair Value Measurements and Disclosures clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2012

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2012, in valuing the Funds’ assets carried at fair value:

Alternative Energy Fund
Assets Table	Level 1	Level 2	Level 3		Total
Investments, at value
Common Stocks1
Energy	$546,363	$-	$-		$546,363
Industrial	3,343,535	-	-		3,343,535
Technology	7,357,962	-	-	(a)	7,357,962
Utilities	7,127,550	-	-		7,127,550
Total Investments, at value	$18,375,410	$-	$-	(a)	$18,375,410
Other Financial Instruments*	$-	$-	$-		$-
Total Assets	$18,375,410	$-	$-	(a)	$18,375,410

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Alternative Energy Fund	Investments, at value		Other Financial Instruments*
Balance as of 12/31/2011	$-	(a)	$-
Realized gain (loss)	-		-
Change in unrealized appreciation (depreciation)	-		-
Net purchases (sales)	-		-
Transfers in and/or out of Level 3	-		-
Balance as of 03/31/12	$-	(a)	$-

(a)	Applied Intellectual Capital Ltd. fair valued at zero.

Asia Focus Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks1	$50,197,763	$-	$-	$50,197,763
Total Investments, at value	50,197,763	-	-	50,197,763
Other Financial Instruments*	-	-	-	-
Total Assets	$50,197,763	$-	$-	$50,197,763

Asia Pacific Dividend Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks1	$4,904,270	$-	$-	$4,904,270
Total Investments, at value	4,904,270	-	-	4,904,270
Other Financial Instruments*	-	-	-	-
Total Assets	$4,904,270	$-	$-	$4,904,270

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2012

China & Hong Kong Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks1	$170,700,674	$-	$-	$170,700,674
Total Investments, at value	170,700,674	-	-	170,700,674
Other Financial Instruments*	-	-	-	-
Total Assets	$170,700,674	$-	$-	$170,700,674

Global Energy Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks1	$148,185,401	$-	$-	$148,185,401
Total Investments, at value	148,185,401	-	-	148,185,401
Other Financial Instruments*	-	-	-	-
Total Assets	$148,185,401	$-	$-	$148,185,401

Global Innovators Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks1	$37,192,162	$-	$-	$37,192,162
Total Investments, at value	37,192,162	-	-	37,192,162
Other Financial Instruments*	-	-	-	-
Total Assets	$37,192,162	$-	$-	$37,192,162

Inflation Managed Dividend FundTM
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks1	$1,020,258	$-	$-	$1,020,258
Total Investments, at value	1,020,258	-	-	1,020,258
Other Financial Instruments*	-	-	-	-
Total Assets	$1,020,258	$-	$-	$1,020,258

Renminbi Yuan & Bond Fund
Assets Table	Level 1	Level 2	Level 3	Total
Cash	$40,970,435			$40,970,435
Investments, at value	-
Corporate Bonds	-	$31,840,306	$-	$31,840,306
Total Investments, at value	-	31,840,306	-	31,840,306
Certificate of Deposits		22,169,438		22,169,438
Other Financial Instruments*	-	-	-	-
Total Assets	$40,970,435	$54,009,744	$-	$94,980,179

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps contracts.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2012

1All common stocks held in the Fund are Level 1 securities.  For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.  In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to a significant change in the value of the U.S.-traded securities, as measured by the S&P 500 Index.

There were no significant transfers between levels 1 and 2 during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Guinness Atkinson Funds

By:	/s/ James J. Atkinson
Title:	James J. Atkinson, Jr., President

Date:	5/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James J. Atkinson
(Signature and Title)	James J. Atkinson, Jr., President

Date:	5/30/12

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/30/12